CONCENTRATION AND RISKS - Additional Information (Details) - Foreign Currency exchange rate risk - RMB Against US Dollar	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONCENTRATION AND RISKS
Percentage of depreciation in foreign currency exchange rate	9.20%
Percentage of appreciation in foreign currency exchange rate		2.30%	6.50%